Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Depreciation [Abstract]
Depreciation expense	$ 1,500	$ 1,600	$ 1,400